Stock-Based Compensation - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 03, 2023	Jul. 19, 2017	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2023	Dec. 31, 2021	Apr. 26, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized			275,000,000		275,000,000	275,000,000	350,000,000
Stock options awarded			54,000		821,998	235,109
Expected dividend yield			0.00%		0.00%
Repricing outstanding stock option	359,673
Exercise price	$ 5.15
Incremental compensation cost from modification	$ 113,475
Unvested stock based compensation expense	89,626
Vested stock based compensation expense	$ 23,849
Exercise price per share			$ 5.52		$ 5.87	$ 2.13	$ 5.87	$ 1.87
Option to purchase ggregate number of shares			801,372		748,086	370,998	748,087	480,492
Weighted average grant date fair value			$ 0.61	$ 8.48	$ 4.86	$ 0.77
Unrecognized compensation expense related to unvested options			$ 2,364,604	$ 2,644,032	$ 2,594,571	$ 160,203
Period for unrecognized compensation expense related to unvested options yet has not been recognized			1 year 4 months 13 days	3 years 1 month 20 days	2 years 8 months 23 days	2 years 8 months 26 days
Substitute Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share							$ 0.6147
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized			1 year
Unrecognized compensation cost			$ 411,358
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 252,967	$ 402,448	$ 1,245,796	$ 770,336
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized									400,000
Number of share option increases		2,400,000
Expiration period					10 years
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years		10 years
Stock options awarded			2,848,823		572,172
Stock options awarded					0
Equity incentive plan, description			The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance.		The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance.
Percentage of aggregate number of shares of common stock issued			12.50%		12.50%
Expiration date			Jan. 01, 2033		Jan. 01, 2033
Percentage of number of shares of fully diluted common stock			5.00%		5.00%